Employee Benefit Expenses (Including Directors' Emoluments) Number of Non-Director Highest Paid Individuals (Details) - individual	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	4	4	4
HK$13,000,001 (approximately US$1,669,000) – HK$13,500,000 (approximately US$1,733,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	1
HK$15,500,001 (approximately US$1,990,000) – HK$16,000,000 (approximately US$2,054,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$16,000,001 (approximately US$2,054,000) – HK$16,500,000 (approximately US$2,119,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	2	1	0
HK$16,500,001 (approximately US$2,119,000) – HK$17,000,000 (approximately US$2,183,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$17,500,001 (approximately US$2,247,000) – HK$18,000,000 (approximately US$2,311,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$18,000,001 (approximately US$2,311,000) – HK$18,500,000 (approximately US$2,375,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$18,500,001 (approximately US$2,375,000) – HK$19,000,000 (approximately US$2,440,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$19,000,001 (approximately US$2,440,000) – HK$19,500,000 (approximately US$2,504,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$24,500,001 (approximately US$3,146,000) – HK$25,000,000 (approximately US$3,210,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0